As filed with the Securities and Exchange Commission on August 27, 2026

1933 Act File No. 333-150525

1940 Act File No. 811-22201

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	503	[ X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ X]
Amendment No.	505	[ X]

(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

535 Madison Avenue, 37th Floor

New York, New York 10022

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Angela Brickl

535 Madison Avenue, 37th Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copy to:

Franklin Na Fatima Sulaiman
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	On September 4, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No.  455 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on March 5, 2026, and pursuant to Rule 485(a)(2) would become effective on May 19, 2026.

Post-Effective Amendment No. 464 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 18, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 473 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 7, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 479 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 21, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 485 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 7, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 491 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 14, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 494 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 21, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 496 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 26, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 499 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 28, 2026, as the new date upon which the Amendment would become effective.

This Post-Effective Amendment No. 503 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 503 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 503 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on August 27, 2026.

DIREXION SHARES ETF TRUST

By:	/s/ Patrick J. Rudnick*
Patrick J. Rudnick
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 503 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel D. O’Neill* Daniel D. O’Neill	Chairman of the Board	August 27, 2026

/s/ Angela Brickl Angela Brickl	Trustee	August 27, 2026

/s/ David L. Driscoll* David L. Driscoll	Trustee	August 27, 2026

/s/ Kathleen M. Berkery* Kathleen M. Berkery	Trustee	August 27, 2026

/s/ Mary Jo Collins* Mary Jo Collins	Trustee	August 27, 2026

/s/ Carlyle Peake* Carlyle Peake	Trustee	August 27, 2026

/s/ Bradley Kurtzman* Bradley Kurtzman	Trustee	August 27, 2026

/s/ Patrick J. Rudnick* Patrick J. Rudnick	Principal Executive Officer	August 27, 2026

/s/ Corey Noltner* Corey Noltner	Principal Financial Officer	August 27, 2026

*By: /s/ Angela Brickl
Attorney-In-Fact pursuant to the Power of Attorney filed with Post-Effective Amendment No. 429 to the Trust’s Registration Statement filed with the SEC on February 26, 2025.